Long-Term Investments (Details) - Schedule of components of equity investments without readily determinable fair value measured at Measurement Alternative - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of Components of Equity Investments Without Readily Determinable Fair Value Measured at Measurement Alternative [Abstract]
Balance at beginning of the year	$ 23,232
Investment in Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)		77,015
Transfer of investment in Wuhan Qiyunshilian		(54,364)
Foreign exchange gain (loss)	(837)	581
Balance at end of the year	$ 22,395	$ 23,232